UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)                  [ ] is a restatement.
                                                    [ ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Lincluden Investment Management Limited
Address:         1275 North Service Road W., Suite 607
                 Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alanna Sinclair-Whitty
Title:         Assistant Vice President and Secretary
Phone:         (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty    Oakville, Ontario, Canada    May 4, 2012
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ]         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:   $1,133,091
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number                  Name

NAME OF                            TITLE OF               VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
ISSUER                             CLASS        CUSIP     $000'S   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
ABB LTD.                           SPON ADR     000375204 $14,009   686,391 Shs            SOLE          0       686,391
AGNICO EAGLE MINES LTD.            COM          008474108 $14,063   421,650 Shs            SOLE          0       421,650
AMERICAN GREETINGS CORP CL A       CL A         026375105 $ 1,939   126,425 Shs            SOLE          0       126,425
APPLIED MATLS INC.                 COM          038222105 $13,293 1,068,178 Shs            SOLE          0     1,068,178
BANK OF AMERICA CORPORATION        COM          060505104  12,085 1,262,789 Shs            SOLE          0     1,262,789
BANK MONTREAL QUE                  COM          063671101 $   386     6,500 Shs            SOLE          0         6,500
BANK NOVA SCOTIA HALIFAX           COM          064149107 $28,063   500,510 Shs            SOLE          0       500,510
BARCLAYS PLC                       ADR          06738E204 $12,976   856,523 Shs            SOLE          0       856,523
BARRICK GOLD INC.                  COM          067901108 $32,321   743,071 Shs            SOLE          0       743,071
BCE INC                            COM          05534B109 $14,080   351,360 Shs            SOLE          0       351,360
BROOKFIELD PPTYS CORP.             COM          112900105 $25,727 1,477,838 Shs            SOLE          0     1,477,838
CAE INC.                           COM          124765108 $ 7,827   762,556 Shs            SOLE          0       762,556
CAMECO CORP.                       COM          13321L108 $   431    20,130 Shs            SOLE          0        20,130
CANADIAN IMPERIAL BANK OF COMMERCE COM          136069101 $21,985   287,390 Shs            SOLE          0       287,390
CANADIAN NATURAL RESOURCES LTD.    COM          136385101  22,240   670,462 Shs            SOLE          0       670,462
CHINA MOBILE LIMITED               SPON ADR     16941M109 $14,040   254,904 Shs            SOLE          0       254,904
CISCO SYSTEMS INC.                 COM          17275R102 $17,487   826,832 Shs            SOLE          0       826,832
COCA-COLA COMPANY                  COM          191216100 $   481     6,500 Shs            SOLE          0         6,500
CORNING INC.                       COM          219350105 $16,181 1,149,231 Shs            SOLE          0     1,149,231
DEVON ENERGY CORP.                 COM          25179M103 $16,248   228,465 Shs            SOLE          0       228,465
EBAY INC.                          COM          278642103 $   768    20,810 Shs            SOLE          0        20,810
EMERSON ELECTRIC COMPANY           COM          291011104 $15,449   296,078 Shs            SOLE          0       296,078
ENCANA CORP                        COM          292505104 $31,303 1,592,522 Shs            SOLE          0     1,592,522
EXXON MOBIL CORP.                  COM          30231G102 $15,525   179,004 Shs            SOLE          0       179,004
FRANCE TELECOM SA                  SPON ADR     35177Q105 $11,177   752,655 Shs            SOLE          0       752,655
GENERAL MOTORS CORP.               COM          37045V100 $15,581   607,460 Shs            SOLE          0       607,460
GLAXOSMITHKLINE PLC                SPON ADR     37733W105 $13,440   299,275 Shs            SOLE          0       299,275
HONEYWELL INTL INC                 COM          438516106 $13,710   224,573 Shs            SOLE          0       224,573
HSBC HLDGS PLC                     SPON ADR NEW 404280406 $13,403   301,932 Shs            SOLE          0       301,932
ING GROEP N V                      SPON ADR     456837103 $10,325 1,240,962 Shs            SOLE          0     1,240,962
JOHNSON & JOHNSON                  COM          478160104 $18,715   283,735 Shs            SOLE          0       283,735
JP MORGAN CHASE & CO               COM          46625H100 $14,143   307,593 Shs            SOLE          0       307,593
LOWES COMPANIES INC.               COM          548661107 $ 7,177   228,703 Shs            SOLE          0       228,703
MAGNA INTL INC                     COM          559222401 $30,868   646,840 Shs            SOLE          0       646,840
MANULIFE FINL CORP                 COM          56501R106 $42,399 3,127,775 Shs            SOLE          0     3,127,775
METLIFE INC.                       COM          59156R108 $11,617   311,021 Shs            SOLE          0       311,021
MICROSOFT CORP.                    COM          594918104 $24,151   748,761 Shs            SOLE          0       748,761
MORGAN STANLEY                     COM          617446448 $13,112   667,599 Shs            SOLE          0       667,599
NTT DOCOMO INC.                    SPON ADR     62942M201 $   527    31,625 Shs            SOLE          0        31,625
ORACLE CORP                        COM          68389X105 $10,412   357,060 Shs            SOLE          0       357,060
PANASONIC CORP.                    ADR          69832A205 $10,051 1,086,570 Shs            SOLE          0     1,086,570
PENN WEST PETE LTD NEW             COM          707887105 $   375    19,170 Shs            SOLE          0        19,170
PETROLEO BRASILEIRO SA PETRO       SPON ADR     71654V408 $12,918   486,360 Shs            SOLE          0       486,360
PFIZER INC                         COM          717081103 $19,291   851,883 Shs            SOLE          0       851,883
PROCTER & GAMBLE CO                COM          742718109 $14,687   218,520 Shs            SOLE          0       218,520
QUEST DIAGNOSTICS INC.             COM          74834L100 $11,096   181,449 Shs            SOLE          0       181,449
RESEARCH IN MOTION LTD.            COM          760975102 $19,265 1,312,345 Shs            SOLE          0     1,312,345
ROGERS COMMUNICATIONS INC          CL B         775109200 $32,557   819,370 Shs            SOLE          0       819,370
ROYAL BANK OF CANADA               COM          780087102 $57,208   986,248 Shs            SOLE          0       986,248
SANOFI AVENTIS                     SPON ADR     80105N105 $18,176   469,063 Shs            SOLE          0       469,063
SHAW COMMUNICATIONS                CL B CONV    82028K200 $18,384   867,925 Shs            SOLE          0       867,925
SIEMENS AG                         SPON ADR     826197501 $13,303   131,923 Shs            SOLE          0       131,923
STAPLES INC.                       COM          855030102 $20,411 1,260,722 Shs            SOLE          0     1,260,722
SUN LIFE FINL INC.                 COM          866796105 $37,435 1,576,195 Shs            SOLE          0     1,576,195
SUNCOR ENERGY INC                  COM          867229106 $27,512   841,320 Shs            SOLE          0       841,320
TALISMAN ENERGY INC                COM          87425E103 $31,809 2,528,098 Shs            SOLE          0     2,528,098
TECK RESOURCES LTD.                CL B         878742204 $14,444   410,800 Shs            SOLE          0       410,800
TELUS CORP.                        NON-VTG      87971M202 $   298     5,565 Shs            SOLE          0         5,565
TEXAS INSTRUMENTS INC.             COM          882508104 $10,864   373,192 Shs            SOLE          0       373,192
THOMSON REUTERS CORP               COM          884903105 $30,025 1,126,140 Shs            SOLE          0     1,126,140
TORONTO DOMINION BK ONT            COM NEW      891160509 $45,747   538,545 Shs            SOLE          0       538,545
TOTAL S A                          SPON ADR     89151E109 $10,699   209,290 Shs            SOLE          0       209,290
VERIZON COMMUNICATIONS             COM          92343V104 $17,188   449,592 Shs            SOLE          0       449,592
VODAFONE GROUP PLC                 SPON ADR     92857W209 $12,855   464,600 Shs            SOLE          0       464,600
WAL MART STORES INC                COM          931142103 $ 1,300   464,600 Shs            SOLE          0       464,600
WALGREEN CO.                       COM          931422109 $13,516   403,569 Shs            SOLE          0       403,569
WELLS FARGO & CO NEW               COM          949746101 $18,015   527,687 Shs            SOLE          0       527,687
ZIMMER HOLDINGS INC.               COM          98956P102 $13,998   217,770 Shs            SOLE          0       217,770
